ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Proceeds from Issuance of Debt	$ 2,100,000
Marketing and Advertising Expense	$ 920,830	$ 812,474
University Financial Aid Services, LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	60.00%
Noncontrolling Interest, Ownership Percentage by Parent	92.50%